Acquisitions and divestments, divestitures (Details) shares in Millions, $ in Millions, $ in Millions	1 Months Ended							3 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($)	Jan. 31, 2017 CAD ($) shares	Jan. 31, 2017 USD ($)	Jul. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Jan. 31, 2017 USD ($) shares
Kai Kos Dehseh [Member]
Divestments [Line Items]
Proportion of ownership interest divested		100.00%	100.00%
Portion of consideration in cash paid (received)		$ 431	$ 328
Fair value of shares and contingent consideration		$ 185									$ 142
Kai Kos Dehseh [Member] | Exploration & Production (E&P) International [member]
Divestments [Line Items]
Gain on disposal of assets or discontinued operations			$ (351)
Kai Kos Dehseh [Member] | Athabasca oil [Member]
Divestments [Line Items]
Number of instruments or interests issued or issuable | shares		100									100
BM-S-8 license [member]
Divestments [Line Items]
Ownership interest in associates held for sale									39.50%
Proportion of ownership interest in associate	76.00%								36.50%
BM-S-8 license [member] | ExxonMobil [Member]
Divestments [Line Items]
Additional ownership interest held for sale									3.50%
Ownership interest in associates held for sale									33.00%
Potential consideration from divestment	$ 1,300
Upfront cash componenet of potential consideration	800
Contingent cash consideration, divestitures	500
BM-S-8 license [member] | Galp [Member]
Divestments [Line Items]
Additional ownership interest held for sale									3.00%
BM-S-8 license [member] | ExxonMobil And Galp [Member]
Divestments [Line Items]
Potential consideration from divestment	250
Upfront cash componenet of potential consideration	155
Contingent cash consideration, divestitures	$ 95
Azeri-Chirag-Deepwater Gunashli agreement [Member] | State Oil Fund of the Republic of Azerbaijan [Member]
Divestments [Line Items]
Noncurrent Payable for purchase of production sharing agreement								$ 3,600	$ 3,600
Azeri-Chirag-Deepwater Gunashli agreement [Member] | Exploration & Production (E&P) International [member]
Divestments [Line Items]
Description of production sharing agreement terms								Azeri-Chirag-Deepwater Gunashli (ACG) production sharing agreement was extended by 25 years and will be effective until the end of 2049
Noncurrent Payable for purchase of production sharing agreement								$ 349	$ 349
Payable period								over a period of 8 years
Azeri-Chirag-Deepwater Gunashli agreement [Member] | Exploration & Production (E&P) International [member] | Before reduction in interest
Divestments [Line Items]
Proportion of voting rights held in joint operation								8.56%
Azeri-Chirag-Deepwater Gunashli agreement [Member] | Exploration & Production (E&P) International [member] | After reduction in interest [Member]
Divestments [Line Items]
Proportion of voting rights held in joint operation								7.27%
Edvard Grieg Field [Member]
Divestments [Line Items]
Gain on disposal of assets or discontinued operations					$ 120
Edvard Grieg Field [Member] | Exploration & Production Norway (E&P) [member]
Divestments [Line Items]
Gain on disposal of assets or discontinued operations					114
Edvard Grieg Field [Member] | Marketing, Midstream and Processing (MMP) [Member]
Divestments [Line Items]
Gain on disposal of assets or discontinued operations					$ 5
Edvard Grieg Field [Member] | Lundin Petroleum [member]
Divestments [Line Items]
Proportion of ownership interest divested					15.00%
Edvard Grieg Oil Pipeline [Member] | Lundin Petroleum [member]
Divestments [Line Items]
Proportion of ownership interest divested					9.00%
Utsira High Gas pipeline [Member] | Lundin Petroleum [member]
Divestments [Line Items]
Proportion of ownership interest divested					6.00%
Marcellus operated onshore play [Member] | Exploration & Production (E&P) International [member]
Divestments [Line Items]
Proceeds from divesture/sale				$ 407
Marcellus onshore play [Member]
Divestments [Line Items]
Proceeds from divesture/sale						$ 365
Marcellus onshore play [Member] | Before reduction in interest
Divestments [Line Items]
Proportion of ownership interest in associate						29.00%
Marcellus onshore play [Member] | After reduction in interest [Member]
Divestments [Line Items]
Proportion of ownership interest in associate						23.00%
Marcellus onshore play [Member] | Exploration & Production (E&P) International [member]
Divestments [Line Items]
Gain on disposal of assets or discontinued operations						$ 0
Shah Deniz project and the South Caucasus Pipeline [Member]
Divestments [Line Items]
Proportion of ownership interest divested							15.50%
Proceeds from divesture/sale							$ 2,688
Shah Deniz project and the South Caucasus Pipeline [Member] | E&P International and the MMP [Member]
Divestments [Line Items]
Gain on disposal of assets or discontinued operations							$ 1,182
Sale of buildings [Member]
Divestments [Line Items]
Proceeds from divesture/sale										$ 486
Sale of buildings [Member] | Other segment [member]
Divestments [Line Items]
Description Of noncurrent asset sold or disposed										Forusbeen 50 AS, Strandveien 4 AS and Arkitekt Ebbelsvei 10 AS
Gain on disposal of assets or discontinued operations										$ 211
Operating lease agreement										15 year operating lease agreements for the buildings
Trans Adriatic Pipeline AG [Member]
Divestments [Line Items]
Proportion of ownership interest divested						20.00%
Proceeds from divesture/sale						$ 227
Trans Adriatic Pipeline AG [Member] | Marketing, Midstream and Processing (MMP) [Member]
Divestments [Line Items]
Gain on disposal of assets or discontinued operations						$ 139
Gudrun field [Member]
Divestments [Line Items]
Proportion of ownership interest divested						15.00%
Proceeds from divesture/sale						$ 216
Gudrun field [Member] | Exploration & Production Norway (E&P) [member]
Divestments [Line Items]
Gain on disposal of assets or discontinued operations						$ 142